Notes Payables (Details) ¥ in Millions, $ in Millions		1 Months Ended
	Mar. 20, 2023 USD ($)	Feb. 28, 2023 USD ($)	Mar. 20, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)
Notes Payables (Details) [Line Items]
Restricted cash deposits	$ 0.3		¥ 2.4
Real estate property valued		$ 8.0
Shanghai Pudong Development Bank Co Ltd [Member]
Notes Payables (Details) [Line Items]
Company payable due date	Sep. 30, 2023
Shanghai Pudong Development Bank Co Ltd [Member]
Notes Payables (Details) [Line Items]
Issued bank acceptance	$ 1.1		¥ 8.0
China Minsheng Bank Fuzhou Branch [Member]
Notes Payables (Details) [Line Items]
Company payable due date		Feb. 06, 2024
Note payable		$ 8.3		¥ 60.0
Land use rights [Member]
Notes Payables (Details) [Line Items]
Real estate property valued		$ 0.9